Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [Abstract]
Trade and other receivables
Note 11.- Trade and other receivables

Trade and other receivable as of December 31, 2021 and 2020, consist of the following:

	Balance as of December 31,
	2021	2020
Trade receivables	227,343	258,087
Tax receivables	59,350	50,663
Prepayments	9,342	12,074
Other accounts receivable	11,108	10,911
Total	307,143	331,735

As of December 31, 2021, and 2020, the fair value of trade and other accounts receivable does not differ significantly from its carrying value.

Trade receivables in foreign currency as of December 31, 2021 and 2020, are as follows:

	Balance as of December 31,
	2021	2020
Euro	65,854	105,826
South African Rand	24,513	24,121
Other	13,330	6,929
Total	103,697	136,876

The decrease in trade receivables in Euro as of December 31, 2021 is primarily due to the improvement in the collection of receivables from the Spanish state-owned regulator Comision Nacional de los Mercados y de la Competencia or “CNMC” (solar assets in Spain).